Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leases Included in Property, Plant and Equipment
Capital leases included in property, plant and equipment are as follows:

	December 31,
	2011	2012
Machinery and equipment	3,953	3,485
Furniture and fixtures	389	344
	4,342	3,829
Less accumulated depreciation	(4,075)	(3,829)
	267	—

Schedule of Minimum Rental Commitments under Capital Leases and Operating Leases
At December 31, 2012 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

Operating leases
2013	21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	72,526